FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Fair Value Hedges
Gain (loss) in income	$ 5.8	$ (44.9)	$ (33.6)
Foreign exchange contracts | Cost of products sold
Fair Value Hedges
Gain (loss) in income	2.9	(1.6)	2.3
Foreign exchange contracts | Marketing, general and administrative expense
Fair Value Hedges
Gain (loss) in income	$ 2.9	$ (43.3)	$ (35.9)